ADDITIONAL INFORMATION - CONDENSED FINANCIAL STATEMENTS (Schedule of Information of Consolidating Statement of Cash Flows) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Statements of Cash Flows [Line Items]
Cash flows from operating activities	¥ 17,535	$ 2,524	¥ (40,119)	¥ (160,367)
Cash flows from investing activities	(65,218)	(9,393)	58,214	110,221
Cash flows from financing activities	(1,504)	(216)	12,830	87,003
Effects of exchange rate changes on cash and cash equivalents	84	12	(2,968)	404
Net change in cash and cash equivalents	(49,103)	(7,073)	66,020	81,131
Cash and cash equivalents at beginning of year	246,303		180,285
Cash and cash equivalents at end of year	196,900	28,359	246,303	180,285
Supplemental disclosure of non-cash investing and financing activities
Shares surrendered by SummitView				67,309
Conversion of convertible loan to ordinary shares and waiver of related accrued interest expenses			70,146	226,298
Receipt of convertible loan by settlement of debt				80,000
Parent Company [Member]
Statements of Cash Flows [Line Items]
Cash flows from operating activities	(6,348)	(914)	(40,384)	(109,368)
Cash flows from investing activities
Cash flows from financing activities	(843)	(121)	48,876	109,330
Effects of exchange rate changes on cash and cash equivalents				2
Net change in cash and cash equivalents	(7,191)	(1,035)	8,492	(36)
Cash and cash equivalents at beginning of year	8,658	1,246	166	202
Cash and cash equivalents at end of year	1,467	211	8,658	166
Supplemental disclosure of non-cash investing and financing activities
Shares surrendered by SummitView				67,309
Conversion of convertible loan to ordinary shares and waiver of related accrued interest expenses			70,146	226,298
Receipt of convertible loan by settlement of debt				¥ 80,000